Stock Options and Warrants	9 Months Ended
Sep. 30, 2017
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Options and Warrants
Note 3 – Stock Options and Warrants

A summary of stock options and warrants is as follows:

	Options	Weighted Avg. Exercise Price	Warrants	Weighted Avg. Exercise Price
Outstanding December 31, 2016	207,664	$9.69	1,904,286	$2.75
Granted	—	—	—	—
Cancelled	(50,000)	—	—	—
Exercised	—	—	—	—
Outstanding September 30, 2017	157,664	$9.69	1,904,286	$2.75